Share Capital and Reserves - Performance restricted share units - Assumptions to estimate fair value (Details) - Performance Restricted Share Units	12 Months Ended
Dec. 31, 2025 USD ($)
Share Capital and Reserves
Expected stock price volatility	43.90%
Expected life of the options	3
Expected dividend yield	0.00%
Forfeiture rate	0.00%
Grant date fair value per PRSU	$ 1.49